Subsequent Events - Additional Information (Detail) $ / shares in Units, $ in Millions	May 04, 2020 $ / shares	Apr. 23, 2020 USD ($) Loan $ / shares	Apr. 21, 2020 USD ($)	Apr. 15, 2020 USD ($) Loan $ / shares	Mar. 16, 2020 $ / shares
Subsequent Event [Line Items]
Dividends payable, amount per share | $ / shares					$ 0.2198
Dividends payable date declared					Mar. 16, 2020
Dividend payable date to be paid					Mar. 31, 2020
Dividends payable date of record					Mar. 23, 2020
Subsequent Event
Subsequent Event [Line Items]
Dividends payable, amount per share | $ / shares	$ 0.40
Dividends payable date declared	May 04, 2020
Dividend payable date to be paid	Jun. 30, 2020
Dividends payable date of record	Jun. 15, 2020
Subsequent Event | Repurchase Agreement
Subsequent Event [Line Items]
Debt instrument, Borrowed amount			$ 48.8
Subsequent Event | Repurchase Agreement | CMBS B-Piece Investments
Subsequent Event [Line Items]
Debt instrument collateral amount			$ 134.4
Subsequent Event | Repurchase Agreement | 1-month LIBOR
Subsequent Event [Line Items]
Debt instrument, Interest rate spread on variable rate			2.75%
Freddie Mac K-1513 CMBS | Subsequent Event
Subsequent Event [Line Items]
Business acquisition, aggregate principal amount				$ 3.1
Business acquisition, Share price | $ / shares				$ 28.10
Number of fixed-rate mortgage loans | Loan				45
Freddie Mac K-1513 CMBS | Subsequent Event | Repurchase Agreement
Subsequent Event [Line Items]
Debt instrument, Borrowed amount				$ 0.6
Freddie Mac K-1513 CMBS | Subsequent Event | Repurchase Agreement | 1-month LIBOR
Subsequent Event [Line Items]
Debt instrument, Interest rate spread on variable rate				1.50%
Freddie Mac K-1510 CMBS | Subsequent Event
Subsequent Event [Line Items]
Business acquisition, aggregate principal amount				$ 3.2
Business acquisition, Share price | $ / shares				$ 23.10
Number of fixed-rate mortgage loans | Loan				47
Freddie Mac K-1510 CMBS | Subsequent Event | Repurchase Agreement
Subsequent Event [Line Items]
Debt instrument, Borrowed amount				$ 0.5
Freddie Mac K-1510 CMBS | Subsequent Event | Repurchase Agreement | 1-month LIBOR
Subsequent Event [Line Items]
Debt instrument, Interest rate spread on variable rate				1.50%
Freddie Mac K-107 CMBS | Subsequent Event
Subsequent Event [Line Items]
Business acquisition, aggregate principal amount		$ 82.0
Business acquisition, Share price | $ / shares		$ 57.18
Number of fixed-rate mortgage loans | Loan		50
Business acquisition, percentage of interests acquired of subordinate tranche		100.00%